TAXES ON INCOME (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ 1,418	$ 3,895	$ (3,382)
Deferred	343	1,947	9,883
Income tax expense	1,761	5,842	6,501
Domestic (Israel)	968	(606)	335
Foreign	$ 793	$ 6,448	$ 6,166